Annual Fund Operating Expenses (Invesco Van Kampen Limited Duration Fund, Institutional Class)	12 Months Ended
	May 02, 2011
Invesco Van Kampen Limited Duration Fund | Institutional Class
Annual Fund Operating Expenses
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.33%	[1]
Total Annual Fund Operating Expenses	0.63%	[1]

[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.